Intangible assets and goodwill - Indefinite Life Intangible Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Brands
Disclosure of intangible assets with indefinite useful life [line items]
Impairment loss (recovery)	$ 1,497	$ 23,257
Blessed CBD
Disclosure of intangible assets with indefinite useful life [line items]
Impairment loss (recovery)	215	2,772
Daily High Club
Disclosure of intangible assets with indefinite useful life [line items]
Impairment loss (recovery)	1,941	33
DankStop
Disclosure of intangible assets with indefinite useful life [line items]
Impairment loss (recovery)	39	769
FABCBD
Disclosure of intangible assets with indefinite useful life [line items]
Impairment loss (recovery)	0	7,257
GC
Disclosure of intangible assets with indefinite useful life [line items]
Impairment loss (recovery)	682	749
Nuleaf
Disclosure of intangible assets with indefinite useful life [line items]
Impairment loss (recovery)	(2,000)	8,796
Smoke Cartel
Disclosure of intangible assets with indefinite useful life [line items]
Impairment loss (recovery)	$ 620	$ 2,881